Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting [Abstract]
Segment reporting
20	Segment reporting

The Company for the years ended December 31, 2025, 2024 and 2023 operates in the following segments: i) maritime transportation, ii) maritime infrastructure, iii) logistics, ports and terminals and iv) warehousing. Maritime transportation operations (‘Maritime Division’) include transportation and other services to the offshore oil industry, tankers that carry petroleum products, chemical tankers that carry liquid chemical products, and general and bulk cargo ships. ‘Maritime infrastructure Division’ correspond to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard). Logistics, ports and terminals operations (‘Logistics ports and terminals Division’) include the operations of logistics solutions services and container and railcar maintenance and repair services, logistics solutions services, and loading, unloading and storage at maritime port terminals. Warehousing operations (‘Warehousing Division’) include storage and management of the facilities and bonded warehouses.

There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follows:

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2025
Revenue	$1,440,947	$327,816	$83,079	$56,804	$-	$1,908,646
Costs and expenses	(1,004,376)	(229,528)	(82,047)	(108,958)	-	(1,424,909)
Corporate expenses	-	-	-	-	(78,108)	(78,108)
Depreciation and amortization	(68,469)	(12,067)	(8,314)	(6,062)	(9,821)	(104,733)
Operating profit (loss)	$368,102	$86,221	$(7,282)	$(58,216)	$(87,929)	$300,896
Costs, expenses and revenue not allocated						8,596
Net income for the year						$309,492

Property and operating equipment, net	$797,039	$573,696	$1,196,052	$-	$165,752	$2,732,539
Right-of-use assets, net	-	-	45,306	-	-	45,306
Other assets	1,139,654	346,123	201,969	54,275	-	1,742,021
Shared assets	-	-	-	-	87,550	87,550
Total assets	$1,936,693	$919,819	$1,443,327	$54,275	$253,302	$4,607,416

Total liabilities by operating segment	$1,297,104	$399,613	$424,111	$16,704	$-	$2,137,532
Shared liabilities	-	-	-	-	51,915	51,915
Total liabilities	$1,297,104	$399,613	$424,111	$16,704	$51,915	$2,189,447

Total capital expenditures by segment	$640,685	$49,462	$1,057	$436	$-	$691,640
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$640,685	$49,462	$1,057	$436	$-	$691,640

December 31, 2024
Revenue	$1,282,994	$262,220	$61,942	$146,420	$-	$1,753,576
Costs and expenses	(1,050,110)	(188,617)	(74,717)	(129,355)	-	(1,442,799)
Corporate expenses	-	-	-	-	(2,872)	(2,872)
Depreciation and amortization	(19,300)	(4,712)	(12,957)	(56,084)	(2,178)	(95,231)
Operating profit (loss)	$213,584	$68,891	$(25,732)	$(39,019)	$(5,050)	$212,674
Costs, expenses and revenue not allocated						(97,879)
Net income for the year						$114,795

Property and operating equipment, net	$226,634	$574,093	$1,216,359	$85,537	$168,676	$2,271,299
Right-of-use assets, net	-	-	47,504	19,701	-	67,205
Other assets	975,850	357,566	225,587	70,971	-	1,629,974
Shared assets	-	-	-	-	23,434	23,434
Total assets	$1,202,484	$931,659	$1,489,450	$176,209	$192,110	$3,991,912

Total liabilities by operating segment	$676,021	$450,452	$437,077	$268,631	$-	$1,832,181
Shared liabilities	-	-	-	-	51,291	51,291
Total liabilities	$676,021	$450,452	$437,077	$268,631	$51,291	$1,883,472

Total capital expenditures by segment	$70,545	$396,057	$2,054	$745	$-	$469,401
Shared capital expenditures	-	-	-	-	59	59
Total capital expenditures	$70,545	$396,057	$2,054	$745	$59	$469,460

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2023
Revenue	$795,529	$200,496	$73,115	$149,507	$-	$1,218,647
Costs and expenses	(704,075)	(140,614)	(95,844)	(120,483)	-	(1,061,016)
Corporate income	-	-	-	-	4,182	4,182
Depreciation and amortization	(36,385)	(8,191)	(13,059)	(65,296)	(2,191)	(125,122)
Operating profit (loss)	$55,069	$51,691	$(35,788)	$(36,272)	$1,991	$36,691
Costs, expenses and revenue not allocated						(21,233)
Net income for the year						$15,458

Property and operating equipment, net	$156,014	$182,762	$1,284,274	$80,352	$122,730	$1,826,132
Right-of-use assets, net	-	1,383	49,437	97,131	-	147,951
Other assets	675,684	322,046	153,529	109,183	-	1,260,442
Shared assets	-	-	-	-	32,305	32,305
Total assets	$831,698	$506,191	$1,487,240	$286,666	$155,035	$3,266,830

Total liabilities by operating segment	$422,088	$73,753	$449,429	$311,824	$-	$1,257,094
Shared liabilities	-	-	-	-	35,359	35,359
Total liabilities	$422,088	$73,753	$449,429	$311,824	$35,359	$1,292,453

Total capital expenditures by segment	$124,118	$6,582	$495	$150	$-	$131,345
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$124,118	$6,582	$495	$150	$-	$131,345